Provisions - Summary of provisions by type (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions	€ 920	€ 1,052
Other provisions before loan loss	779	1,022	€ 961
Reorganisation provisions
Disclosure of other provisions [line items]
Other provisions	231	418
Other provisions before loan loss	231	418	421
Litigation provisions
Disclosure of other provisions [line items]
Other provisions	193	150
Other provisions before loan loss	193	150	€ 132
Other provisions
Disclosure of other provisions [line items]
Other provisions	355	455
Loan loss provisions for guarantees
Disclosure of other provisions [line items]
Other provisions	€ 142	€ 29